Document and Entity Information	Aug. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	Marchex, Inc.
Entity Central Index Key	0001224133
Entity Emerging Growth Company	false
Entity File Number	000-50658
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2194038
Entity Address, Address Line One	1200 5th Ave
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	331-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock
Trading Symbol	MCHX
Security Exchange Name	NASDAQ